Acquisitions and Divestments (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Gain on Sale of Business

The gain on the sale of $1,597 million is included in the Statement of Operations in the line item “Other income (expense)” and is composed of the following:

Total cash consideration	2,750
Assets held for sale	(1,117)
Cash divested	(138)
Liabilities held for sale	199
Other adjustments	(69)
Transaction costs	(28)
Gain		1,597